Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities Abstract
Accrued expenses and other current liabilities
Note 10. Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:
(in thousands)	December 31, 2021	December 31, 2020
Accrued cost of revenue	$43,185	$ 7,812
Accrued compensation	981	2,869
Other accrued expenses	3,694	2,874
Total accrued expenses	$47,860	$13,555

Warranty reserves	$ 4,032	$ 3,985
Current portion of operating lease liability	452	230
Non-federal tax obligations	172	635
Other	—	11
Total other current liabilities	$ 4,656	$ 4,861
We provide standard warranties on our hardware products to customers. The liability amount is based on actual historical warranty spending activity by type of product, customer and geographic region, modified by any known differences such as the impact of reliability improvements.
Activity by period in the Company's warranty accruals was as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
Balance at beginning of period	$ 6,811	$ 2,057	$—
Warranties issued during the period	8,588	7,866	2,057
Settlements made during the period	(5,270)	(3,111)	—
Changes in liability for pre-existing warranties	(783)	(1)	—
Balance at end of period	$ 9,346	$ 6,811	$ 2,057

Accrued warranty balance reported in:
Other current liabilities	$ 4,032	$ 3,985	$ 1,368
Other non-current liabilities	5,314	2,826	689
Balance at end of period	$ 9,346	$ 6,811	$ 2,057